Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Summary of Option Activity Under 2011 Plan and 2020 Plan
The following is a summary of option activity under the 2011 Plan and the 2020 Plan:

	Number of Shares	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Term (In Years)
Outstanding at December 31, 2019	3,369,144	$1.75	7.78
Granted	227,300	10.00	6.98
Exercised	—	—	—
Forfeited	—	—	—
Cancelled	—	—	—

Outstanding at December 31, 2020	3,596,444	2.27	7.73
Granted	215,898	3.88	6.40
Exercised	(112,268)	0.70	—
Forfeited	(40,708)	0.38	—
Cancelled	—	—	—

Outstanding at December 31, 2021	3,659,366	2.43	6.99

Exercisable at December 31, 2021	3,378,761	2.13	7.05

Schedule of Estimated Assumptions of Weighted-Average Fair Values of Options Granted
The weighted-average fair values of options granted in the years ended December 31, 2021 and 2020 were $2.24 and $6.45, per share, respectively, and were calculated using the following estimated assumptions:

	Year ended December 31,
	2021	2020
Weighted-average risk-free interest rate	0.59%	0.32%
Expected dividend yield	0.00%	0.00%
Expected volatility	82.22%	87.63%
Expected terms	3.97 years	4.44 years

Summary of Stock-Based Compensation Expense for Stock Options Granted to Employees and Non-Employees
The following table summarizes the stock-based compensation expense for stock options granted to employees and non-employees:

	Nine Months Ended September 30,
	2022	2021
Research and development	$98,722	$592,966
Selling, general and administrative	259,062	673,060

Total stock-based compensation expense	$357,784	$1,266,026

The following table summarizes the stock-based compensation expense for stock options granted to employees and non-employees:

	Year ended December 31,
	2021	2020
Research and development	$665,834	$261,492
Selling, general and administrative	866,042	312,203

Total stock-based compensation expense	$1,531,876	$573,695